Inventory - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Net [Abstract]
Finished goods	$ 59,972	$ 107,380
Raw materials	10,577	4,938
Provision for obsolescence	(4,787)	(1,508)
Total	$ 65,762	$ 110,810